Investment (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Apr. 30, 2019	Apr. 17, 2018
Investment (Details) [Line Items]
Contingent consideration payable			$ 7,000
Determined an impairment				$ 2,281
Recognized a gain on sale of investment			6,800
Carrying value of investment		$ 11,300	$ 2,300	11,300
Mountain Capital Fund L.P. [Member]
Investment (Details) [Line Items]
Equity interest,percentage								50.00%
Initial investment						$ 43,000
Contingent consideration						$ 7,000	$ 7,000
Determined an impairment				2,300
PayTM E-Commerce Private Limited [Member]
Investment (Details) [Line Items]
Percentage of share		100.00%
Exchange amount		$ 700
Bitmain Technologies Holding Company [Member]
Investment (Details) [Line Items]
Initial investment	$ 15,000
Recognized a gain on sale of investment				$ 1,700
Bitmain Technologies Holding Company [Member] | Series B Preferred Stock [Member]
Investment (Details) [Line Items]
Share purchase (in Shares)	11,506,695	11,149,200	26,758,080	11,149,200
Bitdeer Technologies Holding Company [Member]
Investment (Details) [Line Items]
Sale of shares (in Shares)			382,782